CONSOLIDATED STATEMENTS OF PROFIT OR LOSS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenues	$ 549	$ 468
Cost of revenues	425	399
Gross profit	124	69
Operating expenses:
Research and development, net	11,043	9,283
Business development	1,870	1,242
General and administrative	3,273	3,249
Total operating expenses	16,186	13,774
Operating loss	(16,062)	(13,705)
Financing income	485	617
Financing expenses	(3,243)	(919)
Financing expenses, net	(2,758)	(302)
Loss before taxes on income	(18,820)	(14,007)
Taxes on income	40	11
Loss	(18,860)	(14,018)
Attributable to:
Equity holders of the Company	(17,096)	(12,812)
Non-controlling interests	(1,764)	(1,206)
Loss	$ (18,860)	$ (14,018)
Basic and diluted loss per share, attributable to equity holders of the Company	$ (0.42)	$ (0.32)
Weighted average number of ordinary shares used in computing basic and diluted loss per share	41,195,024	39,778,174